October 15, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Jackson National Life Insurance Company
JNL Separate Account V (Advantage)
File Nos. 811-09119 and 333-70697

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please contact me at 517-367-3872.

Yours truly,

FRANK J. JULIAN

Frank J. Julian
Associate General Counsel